UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Inflation-Protected Bond Index Central Fund

December 31, 2013

1.938138.101

IPB-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 12,564,473	$ 12,909,996
0.125% 4/15/17	14,138,509	14,541,131
0.125% 4/15/18	15,718,948	16,038,232
0.125% 1/15/22	12,507,234	12,017,688
0.125% 7/15/22	12,900,025	12,355,295
0.125% 1/15/23	12,959,275	12,234,878
0.375% 7/15/23	12,854,621	12,391,148
0.5% 4/15/15	7,151,004	7,313,854
0.625% 7/15/21	11,330,904	11,503,077
1.125% 1/15/21	10,673,997	11,218,125
1.25% 7/15/20	9,332,520	9,986,524
1.375% 7/15/18	4,736,527	5,137,655
1.375% 1/15/20	6,072,266	6,522,944
1.625% 1/15/15	7,262,198	7,486,302
1.625% 1/15/18	4,802,946	5,222,829
1.875% 7/15/15	6,378,596	6,728,424
1.875% 7/15/19	5,007,828	5,568,079
2% 1/15/16	6,251,108	6,666,951
2.125% 1/15/19	4,406,961	4,923,920
2.375% 1/15/17	5,305,668	5,842,247
2.5% 7/15/16	6,116,940	6,715,972
2.625% 7/15/17	4,548,330	5,119,359
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $204,878,505)	198,444,630
NET OTHER ASSETS (LIABILITIES) - 0.4%	843,897
NET ASSETS - 100%	$ 199,288,527
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $205,367,775. Net unrealized depreciation aggregated $6,923,145, of which $100,492 related to appreciated investment securities and $7,023,637 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond
Central Fund
(formerly Fidelity Tactical
Income Central Fund)

December 31, 2013

1.811341.109

TP1-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
TRW Automotive, Inc. 4.5% 3/1/21 (d)	$ 469,000	$ 473,690
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	636,000	626,522
4.25% 6/15/23 (d)	4,475,000	4,363,895
5.75% 6/15/43 (d)	3,220,000	3,257,339
		8,247,756
Media - 1.7%
Comcast Corp.:
5.15% 3/1/20	5,729,000	6,384,111
6.5% 1/15/17	4,401,000	5,040,148
COX Communications, Inc. 3.25% 12/15/22 (d)	2,216,000	2,002,101
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,063,731
Discovery Communications LLC:
3.25% 4/1/23	821,000	761,344
4.875% 4/1/43	1,924,000	1,768,677
News America Holdings, Inc. 7.75% 12/1/45	3,776,000	4,756,140
News America, Inc. 6.15% 2/15/41	23,529,000	26,138,766
Time Warner Cable, Inc.:
4% 9/1/21	14,643,000	13,581,690
4.5% 9/15/42	12,704,000	9,592,422
5.5% 9/1/41	7,196,000	5,944,824
5.85% 5/1/17	2,001,000	2,181,718
5.875% 11/15/40	3,014,000	2,599,659
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	4,729,915
6.2% 3/15/40	7,609,000	8,356,067
Viacom, Inc.:
2.5% 9/1/18	908,000	914,856
4.25% 9/1/23	15,137,000	15,081,175
4.375% 3/15/43	4,013,000	3,376,410
		119,273,754
TOTAL CONSUMER DISCRETIONARY		127,995,200
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Beam, Inc. 1.75% 6/15/18	3,062,000	2,982,547
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
1.4% 10/1/17 (d)	$ 3,047,000	$ 2,988,077
2.75% 4/1/23 (d)	3,184,000	2,847,639
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	4,105,000	4,114,491
		12,932,754
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	5,415,000	5,394,542
Walgreen Co. 1.8% 9/15/17	2,515,000	2,531,383
		7,925,925
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,063,000	2,024,267
3.2% 1/25/23	2,398,000	2,222,843
4.65% 1/25/43	1,297,000	1,187,315
		5,434,425
Tobacco - 1.0%
Altria Group, Inc.:
2.85% 8/9/22	4,116,000	3,783,864
4% 1/31/24	4,065,000	3,966,505
4.25% 8/9/42	6,123,000	5,206,681
4.5% 5/2/43	4,675,000	4,115,935
5.375% 1/31/44	6,961,000	6,965,518
9.25% 8/6/19	1,502,000	1,977,550
9.7% 11/10/18	1,582,000	2,078,394
Reynolds American, Inc.:
3.25% 11/1/22	9,074,000	8,350,739
4.75% 11/1/42	13,658,000	12,097,533
6.15% 9/15/43	2,807,000	3,021,121
6.75% 6/15/17	6,895,000	7,889,590
7.25% 6/15/37	9,291,000	10,848,683
		70,302,113
TOTAL CONSUMER STAPLES		96,595,217
ENERGY - 3.6%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	5,140,000	5,130,979
5.35% 3/15/20 (d)	4,099,000	4,279,467
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC: - continued
5.85% 5/21/43 (d)(h)	$ 5,088,000	$ 4,731,840
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	4,548,000	4,783,436
5% 10/1/21	3,309,000	3,461,121
Transocean, Inc. 5.05% 12/15/16	3,323,000	3,670,546
		26,057,389
Oil, Gas & Consumable Fuels - 3.2%
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,726,050
3.875% 3/15/23	6,298,000	5,790,602
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	794,772
Kinder Morgan Energy Partners LP 2.65% 2/1/19	3,038,000	3,002,671
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,940,683
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,694,000	1,921,697
Nakilat, Inc. 6.067% 12/31/33 (d)	2,653,000	2,772,385
Petro-Canada 6.05% 5/15/18	1,960,000	2,257,675
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	40,037,886
5.625% 5/20/43	20,715,000	16,909,903
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,467,000	4,598,607
5.375% 1/27/21	10,882,000	10,799,166
5.75% 1/20/20	9,088,000	9,350,998
Petroleos Mexicanos:
3.5% 1/30/23	6,563,000	6,013,349
4.875% 1/24/22	5,000,000	5,132,500
5.5% 6/27/44	55,941,000	51,046,163
6.5% 6/2/41	22,489,000	23,501,005
Phillips 66 Co.:
4.3% 4/1/22	4,867,000	4,938,920
5.875% 5/1/42	2,349,000	2,539,083
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,227,958
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,421,060
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,177,735
2.95% 9/25/18	1,225,000	1,241,070
4.6% 6/15/21	1,165,000	1,206,111
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,019,262
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP:
2.6% 8/15/18	$ 6,735,000	$ 6,648,832
5.375% 6/1/21	6,459,000	6,911,065
Williams Partners LP 4.125% 11/15/20	1,086,000	1,111,981
		230,039,189
TOTAL ENERGY		256,096,578
FINANCIALS - 13.5%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	10,067,000	10,239,901
3.625% 1/22/23	12,000,000	11,602,068
5.25% 7/27/21	5,219,000	5,706,611
5.75% 1/24/22	5,977,000	6,719,218
5.95% 1/18/18	4,700,000	5,341,362
6.75% 10/1/37	23,759,000	26,356,429
Lazard Group LLC:
4.25% 11/14/20	3,548,000	3,536,210
6.85% 6/15/17	2,374,000	2,675,735
Morgan Stanley:
2.125% 4/25/18	8,669,000	8,590,164
3.75% 2/25/23	26,993,000	26,224,725
4.875% 11/1/22	10,740,000	10,978,020
5% 11/24/25	1,791,000	1,793,079
5.75% 1/25/21	10,136,000	11,452,666
6.625% 4/1/18	7,000,000	8,187,095
7.3% 5/13/19	3,747,000	4,547,992
		143,951,275
Commercial Banks - 1.9%
Bank of America NA 5.3% 3/15/17	3,196,000	3,521,493
Credit Suisse AG 6% 2/15/18	9,198,000	10,645,673
Discover Bank:
4.2% 8/8/23	9,938,000	9,786,237
7% 4/15/20	5,075,000	5,895,886
8.7% 11/18/19	1,160,000	1,449,913
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,258,598
8.25% 3/1/38	1,976,000	2,623,369
HBOS PLC 6.75% 5/21/18 (d)	3,118,000	3,525,289
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc. 7% 12/15/20	$ 1,211,000	$ 1,402,779
KeyBank NA 6.95% 2/1/28	850,000	1,006,888
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,517,388
Regions Bank:
6.45% 6/26/37	7,667,000	8,100,186
7.5% 5/15/18	15,051,000	17,809,638
Regions Financial Corp.:
2% 5/15/18	6,384,000	6,178,742
5.75% 6/15/15	877,000	934,465
7.75% 11/10/14	4,089,000	4,314,108
Royal Bank of Scotland Group PLC:
6% 12/19/23	17,023,000	17,144,204
6.1% 6/10/23	12,534,000	12,617,050
6.125% 12/15/22	11,163,000	11,392,578
SunTrust Bank 2.75% 5/1/23	8,096,000	7,328,305
		134,452,789
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	4,015,000	3,801,125
5.2% 4/27/22	3,503,000	3,640,202
Ford Motor Credit Co. LLC 1.7% 5/9/16	7,918,000	8,008,099
General Electric Capital Corp. 1% 12/11/15	4,728,000	4,765,876
HSBC U.S.A., Inc. 1.625% 1/16/18	5,136,000	5,062,119
Hyundai Capital America:
1.625% 10/2/15 (d)	1,922,000	1,931,620
1.875% 8/9/16 (d)	1,801,000	1,807,401
2.125% 10/2/17 (d)	2,125,000	2,109,598
2.875% 8/9/18 (d)	3,195,000	3,205,544
		34,331,584
Diversified Financial Services - 3.0%
Bank of America Corp.:
3.3% 1/11/23	21,902,000	20,692,484
3.875% 3/22/17	2,890,000	3,083,465
4.1% 7/24/23	6,733,000	6,750,681
5.65% 5/1/18	3,780,000	4,300,725
5.7% 1/24/22	20,000,000	22,606,680
5.75% 12/1/17	11,300,000	12,855,400
6.5% 8/1/16	5,000,000	5,645,075
BP Capital Markets PLC 4.742% 3/11/21	10,000,000	10,924,890
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
3.375% 3/1/23	$ 7,000,000	$ 6,643,007
3.953% 6/15/16	5,120,000	5,446,835
4.05% 7/30/22	2,408,000	2,377,664
5.5% 9/13/25	2,779,000	2,921,757
6.125% 5/15/18	3,790,000	4,384,151
Five Corners Funding Trust 4.419% 11/15/23 (d)	7,020,000	6,908,543
JPMorgan Chase & Co.:
2% 8/15/17	13,000,000	13,181,298
3.2% 1/25/23	27,834,000	26,345,438
3.25% 9/23/22	27,599,000	26,408,048
4.35% 8/15/21	5,816,000	6,121,445
4.5% 1/24/22	15,434,000	16,302,379
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,925,000	5,723,728
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,218,186
5.15% 3/15/20	1,651,000	1,808,666
		212,650,545
Insurance - 2.1%
American International Group, Inc.:
4.875% 9/15/16	3,591,000	3,943,819
4.875% 6/1/22	1,912,000	2,052,140
5.6% 10/18/16	5,848,000	6,515,087
Aon Corp.:
3.125% 5/27/16	4,779,000	4,983,565
5% 9/30/20	1,574,000	1,726,867
Aon PLC 4% 11/27/23	20,880,000	20,450,603
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,866,664
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	11,559,000	11,905,770
Hartford Financial Services Group, Inc. 5.125% 4/15/22	6,281,000	6,831,800
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	5,457,000	5,715,973
6.5% 3/15/35 (d)	4,626,000	5,036,516
6.7% 8/15/16 (d)	7,190,000	8,122,464
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,149,341
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,856,000	2,942,577
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
1.756% 12/15/17 (c)	$ 2,548,000	$ 2,519,865
3.048% 12/15/22	5,220,000	4,860,316
4.368% 9/15/23 (h)	5,966,000	6,080,738
Metropolitan Life Global Funding I 3% 1/10/23 (d)	3,507,000	3,262,243
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,400,000	2,687,722
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,111,000	5,693,196
Pacific LifeCorp:
5.125% 1/30/43 (d)	7,253,000	6,646,199
6% 2/10/20 (d)	363,000	404,523
Prudential Financial, Inc.:
2.3% 8/15/18	996,000	989,604
4.5% 11/16/21	2,796,000	2,971,684
4.75% 9/17/15	6,617,000	7,051,353
7.375% 6/15/19	1,370,000	1,681,032
Symetra Financial Corp. 6.125% 4/1/16 (d)	3,545,000	3,773,415
Unum Group:
5.625% 9/15/20	3,364,000	3,683,183
5.75% 8/15/42	7,824,000	7,969,260
		149,517,519
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,545,000	1,552,538
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,493,600
AvalonBay Communities, Inc.:
3.625% 10/1/20	3,128,000	3,158,523
4.2% 12/15/23	34,799,000	34,501,608
Boston Properties, Inc. 3.85% 2/1/23	6,233,000	6,080,485
Camden Property Trust:
2.95% 12/15/22	2,214,000	1,997,500
4.25% 1/15/24	5,830,000	5,755,481
DDR Corp.:
3.5% 1/15/21	21,013,000	20,428,292
4.625% 7/15/22	3,879,000	3,950,940
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,014,000	4,328,108
7.5% 4/1/17	2,084,000	2,428,102
9.625% 3/15/16	5,150,000	6,037,577
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 6,884,000	$ 6,343,661
3.875% 10/15/22	4,992,000	4,737,383
4.375% 6/15/22	13,137,000	13,002,372
5.5% 3/1/16	3,680,000	3,982,176
5.95% 2/15/17	1,473,000	1,638,576
6.5% 1/15/18	4,735,000	5,408,899
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,026,090
5.375% 10/15/15	606,000	650,677
6% 9/15/17	3,170,000	3,547,997
6.25% 1/15/17	2,488,000	2,778,384
Federal Realty Investment Trust:
5.9% 4/1/20	1,116,000	1,280,075
6.2% 1/15/17	1,240,000	1,400,441
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,351,909
4.7% 9/15/17	946,000	1,027,893
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,837,821
6.65% 1/15/18	2,850,000	3,106,540
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,288,000	1,280,338
UDR, Inc. 5.5% 4/1/14	5,815,000	5,879,465
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,645,782
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,042,961
		161,682,194
Real Estate Management & Development - 1.7%
BioMed Realty LP:
3.85% 4/15/16	4,800,000	5,011,680
4.25% 7/15/22	2,470,000	2,368,019
6.125% 4/15/20	1,499,000	1,641,528
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,516,430
4.95% 4/15/18	3,252,000	3,495,802
5.7% 5/1/17	2,297,000	2,526,537
7.5% 5/15/15	708,000	768,938
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,147,947
ERP Operating LP:
4.625% 12/15/21	7,286,000	7,671,116
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
4.75% 7/15/20	$ 3,181,000	$ 3,425,635
5.75% 6/15/17	1,306,000	1,465,818
Liberty Property LP:
3.375% 6/15/23	3,033,000	2,755,945
4.125% 6/15/22	2,690,000	2,643,896
4.75% 10/1/20	4,767,000	5,004,058
5.5% 12/15/16	3,166,000	3,494,593
6.625% 10/1/17	3,452,000	3,951,463
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,078,360
3.15% 5/15/23	10,776,000	9,338,428
4.5% 4/18/22	11,607,000	11,388,951
Mid-America Apartments LP:
4.3% 10/15/23	1,390,000	1,349,227
5.5% 10/1/15 (d)	16,890,000	18,175,177
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,002,554
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	625,000	654,858
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,343,569
Regency Centers LP 5.25% 8/1/15	1,981,000	2,103,309
Simon Property Group LP:
4.125% 12/1/21	3,187,000	3,292,512
5.1% 6/15/15	2,362,000	2,515,436
Tanger Properties LP:
3.875% 12/1/23	3,062,000	2,946,664
6.125% 6/1/20	4,142,000	4,741,898
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,714,000	3,649,224
4% 4/30/19	2,187,000	2,296,849
		122,766,421
TOTAL FINANCIALS		959,352,327
HEALTH CARE - 1.1%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	10,156,000	10,083,527
5.375% 5/15/43	7,267,000	7,435,384
5.65% 6/15/42	4,502,000	4,751,766
		22,270,677
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	$ 726,000	$ 715,013
2.75% 11/15/22	2,930,000	2,694,689
Express Scripts Holding Co.:
3.5% 11/15/16	7,371,000	7,792,172
4.75% 11/15/21	5,254,000	5,544,231
Express Scripts, Inc. 3.125% 5/15/16	4,462,000	4,656,762
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,157,413
UnitedHealth Group, Inc.:
2.75% 2/15/23	977,000	893,143
2.875% 3/15/23	7,384,000	6,859,655
WellPoint, Inc. 3.3% 1/15/23	6,513,000	6,068,455
		38,381,533
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	1,911,000	1,889,675
5.3% 2/1/44	794,000	800,049
		2,689,724
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	5,901,000	5,888,372
2.9% 11/6/22	6,053,000	5,648,563
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,998,000	1,976,342
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,044,938
		15,558,215
TOTAL HEALTH CARE		78,900,149
INDUSTRIALS - 0.2%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	670,431	731,641
6.648% 3/15/19	1,289,894	1,356,001
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,128,141	1,178,908
8.36% 1/20/19	5,792,659	6,386,406
		9,652,956
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	$ 2,756,000	$ 3,021,265
TOTAL INDUSTRIALS		12,674,221
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,423,000	1,402,450
6.55% 10/1/17	2,336,000	2,672,270
		4,074,720
Office Electronics - 0.0%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,110,112
TOTAL INFORMATION TECHNOLOGY		7,184,832
MATERIALS - 1.2%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	4,901,065
4.25% 11/15/20	2,576,000	2,740,447
		7,641,512
Metals & Mining - 1.1%
Barrick Gold Corp.:
3.85% 4/1/22	4,256,000	3,827,668
4.1% 5/1/23	47,243,000	42,636,382
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	5,096,000	4,984,270
4.5% 8/13/23 (d)	9,000,000	8,943,300
5.625% 10/18/43 (d)	4,821,000	4,738,546
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	13,597,000	12,837,879
		77,968,045
TOTAL MATERIALS		85,609,557
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.:
4.35% 6/15/45	32,062,000	27,043,367
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
5.35% 9/1/40	$ 3,622,000	$ 3,571,944
5.55% 8/15/41	20,803,000	21,042,297
6.3% 1/15/38	4,683,000	5,160,287
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	299,024
CenturyLink, Inc.:
5.15% 6/15/17	445,000	477,263
6% 4/1/17	1,112,000	1,225,980
6.15% 9/15/19	3,031,000	3,197,705
Embarq Corp.:
7.082% 6/1/16	3,986,000	4,453,685
7.995% 6/1/36	9,949,000	10,048,201
Verizon Communications, Inc.:
3.85% 11/1/42	11,748,000	9,559,959
5.15% 9/15/23	10,000,000	10,720,010
6.1% 4/15/18	16,292,000	18,912,959
6.55% 9/15/43	92,988,000	108,431,261
		224,143,942
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	7,088,000	7,294,247
3.125% 7/16/22	4,003,000	3,689,785
		10,984,032
TOTAL TELECOMMUNICATION SERVICES		235,127,974
UTILITIES - 3.1%
Electric Utilities - 1.6%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,408,000	2,358,354
2.95% 12/15/22	2,280,000	2,105,199
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,368,388
Duke Energy Corp. 3.95% 10/15/23	1,039,000	1,037,584
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,561,000	3,907,906
6.4% 9/15/20 (d)	9,269,000	10,590,036
Edison International 3.75% 9/15/17	2,719,000	2,848,373
FirstEnergy Corp.:
2.75% 3/15/18	4,774,000	4,688,655
4.25% 3/15/23	28,183,000	26,230,707
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.: - continued
7.375% 11/15/31	$ 6,317,000	$ 6,847,577
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,293,408
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,164,441
3.75% 11/15/20	612,000	618,402
Monongahela Power Co.:
4.1% 4/15/24 (d)	2,525,000	2,519,493
5.4% 12/15/43 (d)	3,839,000	3,973,407
Northeast Utilities:
1.45% 5/1/18	1,535,000	1,485,995
2.8% 5/1/23	6,971,000	6,362,487
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,303,735
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,964,405
PPL Capital Funding, Inc. 3.4% 6/1/23	3,328,000	3,091,659
Progress Energy, Inc.:
4.4% 1/15/21	5,280,000	5,565,083
6% 12/1/39	2,651,000	2,963,736
		114,289,030
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,735,000	3,064,001
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,614,576
		4,678,577
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,249,146
6.5% 5/1/18	3,143,000	3,494,721
PSEG Power LLC 2.75% 9/15/16	1,263,000	1,307,763
		7,051,630
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
2.5469% 9/30/66 (h)	18,745,000	17,466,047
7.5% 6/30/66 (h)	5,100,000	5,495,250
National Grid PLC 6.3% 8/1/16	6,883,000	7,740,009
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,181,671
5.25% 2/15/43	5,536,000	5,361,826
5.4% 7/15/14	1,450,000	1,485,653
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.45% 9/15/20	$ 6,486,000	$ 7,203,994
5.8% 2/1/42	2,772,000	2,873,796
5.95% 6/15/41	5,116,000	5,313,677
6.4% 3/15/18	4,379,000	5,037,260
Sempra Energy:
2.3% 4/1/17	5,425,000	5,493,290
2.875% 10/1/22	2,426,000	2,230,200
4.05% 12/1/23	21,085,000	20,785,530
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,850,000	3,970,313
		92,638,516
TOTAL UTILITIES		218,657,753
TOTAL NONCONVERTIBLE BONDS (Cost $2,048,757,870)		2,078,193,808
U.S. Treasury Obligations - 36.5%

U.S. Treasury Notes:
0.25% 2/28/15	52,240,000	52,272,650
0.375% 8/31/15	27,323,000	27,363,547
0.375% 1/15/16	254,238,000	254,138,593
0.5% 6/15/16	168,294,000	168,123,013
0.5% 7/31/17 (f)	59,260,000	57,996,103
0.625% 5/31/17	139,400,000	137,570,375
0.625% 9/30/17	318,538,000	311,843,605
0.625% 11/30/17	532,679,000	519,195,829
0.75% 10/31/17	71,801,000	70,477,133
0.75% 12/31/17	436,851,000	427,021,853
1.25% 10/31/18	546,847,000	535,782,088
1.375% 9/30/18 (g)	29,176,000	28,802,197
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,611,758,264)		2,590,586,986
U.S. Government Agency - Mortgage Securities - 17.0%
	Principal Amount	Value
Fannie Mae - 9.0%
1.749% 9/1/33 (h)	$ 632,895	$ 652,942
1.79% 5/1/34 (h)	1,403,902	1,447,558
1.91% 12/1/34 (h)	110,502	115,105
1.965% 3/1/35 (h)	100,649	105,047
2.242% 5/1/33 (h)	20,293	21,330
2.303% 6/1/36 (h)	140,476	147,808
2.332% 3/1/35 (h)	57,962	61,472
2.419% 7/1/35 (h)	677,071	717,304
2.421% 10/1/33 (h)	81,495	85,408
2.442% 8/1/36 (h)	2,083,127	2,213,972
2.5% 5/1/28 to 8/1/28	37,665,930	37,280,442
2.526% 11/1/36 (h)	1,417,766	1,506,819
2.597% 5/1/35 (h)	235,661	250,463
2.601% 7/1/35 (h)	164,458	174,776
2.631% 3/1/36 (h)	393,413	418,124
2.643% 7/1/37 (h)	218,935	232,687
2.685% 5/1/36 (h)	415,838	441,958
2.838% 3/1/36 (h)	648,522	689,257
3% 1/1/29 (e)	9,000,000	9,174,374
3% 11/1/42 to 11/1/43	88,138,663	83,775,675
3.5% 1/1/26 to 7/1/43	199,300,079	196,382,627
3.5% 1/1/29 (e)	7,500,000	7,838,086
4% 4/1/25 to 6/1/43	97,177,573	100,075,045
4% 1/1/29 (e)	3,000,000	3,176,719
4.5% 4/1/39 to 10/1/41	53,660,480	56,952,434
4.5% 1/1/44 (e)	4,800,000	5,087,552
5% 6/1/20 to 6/1/38	15,830,478	17,085,139
5% 1/1/44 (e)	700,000	760,461
5% 1/1/44 (e)	4,000,000	4,345,493
5% 1/1/44 (e)	2,100,000	2,281,384
5.5% 10/1/17 to 3/1/39	43,949,304	48,373,782
6% 5/1/15 to 1/1/42	47,085,285	52,174,341
6.5% 4/1/14 to 11/1/16	74,723	77,954
7% 9/1/14 to 6/1/32	2,124,243	2,415,163
7.5% 2/1/22 to 11/1/31	1,451,077	1,695,820
8% 6/1/29	690	828
TOTAL FANNIE MAE		638,235,349
Freddie Mac - 4.2%
2.032% 4/1/35 (h)	1,111,362	1,163,557
2.463% 1/1/35 (h)	73,771	77,215
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.5% 8/1/28	$ 10,241,129	$ 10,148,719
2.55% 5/1/35 (h)	942,698	1,001,910
3% 11/1/42 to 2/1/43	4,788,007	4,542,843
3.01% 10/1/35 (h)	193,472	205,624
3.5% 1/1/26 to 7/1/43	165,645,586	162,910,005
4% 6/1/24 to 4/1/42	52,209,473	54,334,359
4.5% 7/1/25 to 10/1/41	40,492,709	42,939,846
5% 4/1/38 to 1/1/41	17,057,527	18,443,220
5.5% 8/1/23 to 10/1/39	1,103,371	1,209,519
6% 7/1/37 to 8/1/37	1,752,226	1,931,351
6.5% 9/1/39	3,432,143	3,798,134
7.5% 11/1/16 to 6/1/32	675,682	788,091
8% 7/1/25 to 10/1/27	27,288	32,412
8.5% 2/1/19 to 5/1/22	2,184	2,538
12% 11/1/19	347	352
TOTAL FREDDIE MAC		303,529,695
Ginnie Mae - 3.8%
3% 6/20/42 to 2/20/43	21,967,662	21,276,024
3.5% 1/15/41 to 6/20/42	34,922,426	35,268,405
3.5% 1/1/44 (e)	6,100,000	6,150,992
3.5% 1/1/44 (e)	12,200,000	12,301,985
3.5% 1/1/44 (e)	2,700,000	2,722,570
4% 1/15/25 to 8/15/43	29,498,055	30,959,653
4% 1/1/44 (e)	26,400,000	27,449,735
4.5% 5/15/39 to 4/15/41	46,188,189	49,415,295
5% 3/15/39 to 9/15/41	51,759,359	56,480,971
5.5% 11/20/33 to 12/15/38	9,577,303	10,575,985
6% 8/15/32 to 9/20/38	9,727,713	10,929,250
7% 6/15/24 to 9/15/32	3,294,860	3,854,880
7.5% 3/15/22 to 8/15/28	869,321	1,009,828
8% 4/15/24 to 12/15/25	72,900	85,930
8.5% 8/15/29 to 11/15/31	109,208	133,469
TOTAL GINNIE MAE		268,614,972
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,229,183,878)		1,210,380,016
Asset-Backed Securities - 0.3%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6346% 4/25/35 (h)	$ 431,966	$ 391,678
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8396% 4/25/35 (h)	1,300	1,298
Airspeed Ltd. Series 2007-1A Class C1, 2.6666% 6/15/32 (d)(h)	4,191,672	2,305,419
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2146% 12/25/33 (h)	38,958	35,150
Series 2004-R2 Class M3, 0.9896% 4/25/34 (h)	58,421	35,454
Series 2005-R2 Class M1, 0.6146% 4/25/35 (h)	772,351	762,299
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9446% 3/25/34 (h)	31,145	29,401
Series 2006-W4 Class A2C, 0.3246% 5/25/36 (h)	799,949	254,851
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3046% 12/25/36 (h)	1,172,000	682,647
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4202% 3/25/32 (MGIC Investment Corp. Insured) (h)	16,339	8,302
Series 2004-3 Class M4, 1.6196% 4/25/34 (h)	59,831	45,147
Series 2004-4 Class M2, 0.9596% 6/25/34 (h)	292,801	253,795
Series 2004-7 Class AF5, 5.37% 1/25/35	2,595,344	2,737,792
Fannie Mae Series 2004-T5 Class AB3, 0.9942% 5/28/35 (h)	25,289	22,728
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3396% 8/25/34 (h)	189,000	149,315
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9896% 3/25/34 (h)	7,619	6,407
Fremont Home Loan Trust Series 2005-A Class M4, 1.1846% 1/25/35 (h)	232,889	93,177
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (d)(h)	1,531,000	1,295,976
GE Business Loan Trust Series 2003-1 Class A, 0.5966% 4/15/31 (d)(h)	43,432	40,587
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7146% 9/25/46 (d)(h)	521,045	520,524
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4846% 8/25/33 (h)	721,709	698,762
Series 2003-3 Class M1, 1.4546% 8/25/33 (h)	362,169	338,082
Series 2003-5 Class A2, 0.8646% 12/25/33 (h)	21,396	19,758
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3546% 1/25/37 (h)	805,000	407,706
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2946% 11/25/36 (h)	802,059	788,759
Asset-Backed Securities - continued
	Principal Amount	Value
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5759% 12/27/29 (h)	$ 205,024	$ 201,083
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.2896% 7/25/33 (h)	3,034,941	2,854,921
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1396% 7/25/34 (h)	48,532	42,380
Series 2006-FM1 Class A2B, 0.2746% 4/25/37 (h)	401,202	390,512
Series 2006-OPT1 Class A1A, 0.6846% 6/25/35 (h)	731,678	691,289
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8446% 8/25/34 (h)	37,283	37,131
Series 2005-NC1 Class M1, 0.6046% 1/25/35 (h)	260,000	244,254
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6746% 9/25/35 (h)	928,000	786,141
Ocala Funding LLC:
Series 2005-1A Class A, 1.6668% 3/20/10 (b)(d)(h)	347,000	0
Series 2006-1A Class A, 1.5668% 3/20/11 (b)(d)(h)	765,000	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4146% 9/25/34 (h)	346,000	287,431
Class M4, 1.6146% 9/25/34 (h)	444,000	137,026
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9646% 4/25/33 (h)	3,323	3,147
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (h)	672,529	572,552
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8896% 9/25/34 (h)	33,479	23,770
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0246% 9/25/34 (h)	18,730	17,673
TOTAL ASSET-BACKED SECURITIES (Cost $20,753,410)		18,214,324
Collateralized Mortgage Obligations - 4.0%

Private Sponsor - 0.2%
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3468% 12/20/54 (h)	1,954,000	1,863,139
Class M1, 0.5068% 12/20/54 (h)	515,000	481,886
Series 2007-1:
Class 1M1, 0.4668% 12/20/54 (h)	785,000	738,057
Class 2M1, 0.6668% 12/20/54 (h)	4,428,000	4,156,564
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.1421% 1/20/44 (h)	2,564,032	2,514,982
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3: - continued
Class 1C, 2.6921% 1/20/44 (h)	$ 279,947	$ 277,436
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3746% 5/25/47 (h)	367,473	282,035
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3346% 2/25/37 (h)	561,742	497,400
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4546% 7/25/35 (h)	2,352,143	2,300,785
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5195% 7/10/35 (d)(h)	209,487	193,318
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (h)	18,286	17,495
TOTAL PRIVATE SPONSOR		13,323,097
U.S. Government Agency - 3.8%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.5646% 6/25/37 (h)	10,760,854	10,743,840
Series 2007-85 Class FL, 0.7046% 9/25/37 (h)	3,882,477	3,903,784
Series 2007-89 Class FT, 0.7346% 9/25/37 (h)	3,247,365	3,273,156
Series 2012-110 Class JF, 0.6146% 10/25/42 (h)	7,226,793	7,193,594
Series 2012-122 Class LF, 0.5646% 11/25/42 (h)	36,665,802	36,463,920
Series 2012-93 Class FE, 0.5646% 9/25/42 (h)	18,967,839	18,939,704
Series 2013-44 Class FA, 0.416% 5/25/43 (h)	19,015,685	18,917,575
floater planned amortization class:
Series 2012-111 Class NF, 0.5146% 5/25/42 (h)	4,350,842	4,347,957
Series 2012-113 Class PF, 0.5146% 10/25/40 (h)	11,487,293	11,490,989
Series 2012-128:
Class VF, 0.4146% 6/25/42 (h)	20,961,794	20,906,853
Class YF, 0.4646% 6/25/42 (h)	19,470,376	19,404,858
floater sequential payer:
Series 2012-101 Class FB, 0.6146% 5/25/39 (h)	16,611,195	16,657,188
Series 2012-111 Class JF 0.5646% 7/25/40 (h)	5,225,867	5,214,455
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,159,349	2,346,406
Series 1999-57 Class PH, 6.5% 12/25/29	1,968,213	2,199,774
Freddie Mac:
floater:
Series 3349 Class FE, 0.6566% 7/15/37 (h)	4,199,440	4,221,847
Series 3376 Class FA, 0.7666% 10/15/37 (h)	4,058,869	4,091,619
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater: - continued
Series 4087 Class FB, 0.6366% 7/15/42 (h)	$ 38,745,743	$ 38,656,077
floater planned amortization class Series 4094 Class BF, 0.5666% 8/15/32 (h)	6,416,813	6,432,371
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6466% 10/16/40 (h)	6,259,435	6,258,709
Series 2012-48 Class FA, 0.5166% 4/16/42 (h)	10,740,885	10,737,795
Series 2012-75 Class FA, 0.618% 6/20/42 (h)	10,341,341	10,403,239
Series 2012-93 Class NF, 0.568% 7/20/42 (h)	6,276,568	6,267,638
floater sequential payer Series 2010-113 Class JF, 0.568% 3/20/38 (h)	5,208,634	5,228,425
TOTAL U.S. GOVERNMENT AGENCY		274,301,773
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $288,531,603)		287,624,870
Commercial Mortgage Securities - 9.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5023% 2/14/43 (h)(i)	1,959,190	53,406
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	4,077,138	4,435,257
Series 2006-5 Class A2, 5.317% 9/10/47	3,419,645	3,438,361
Series 2007-3 Class A3, 5.7965% 6/10/49 (h)	8,000,000	8,023,456
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3166% 8/15/29 (d)(h)	15,960,000	15,970,214
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0146% 12/25/33 (d)(h)	27,060	20,379
Series 2005-3A:
Class A2, 0.5646% 11/25/35 (d)(h)	182,823	155,031
Class M2, 0.6546% 11/25/35 (d)(h)	39,872	28,048
Class M3, 0.6746% 11/25/35 (d)(h)	35,738	24,709
Class M4, 0.7646% 11/25/35 (d)(h)	44,598	29,235
Series 2005-4A:
Class A2, 0.5546% 1/25/36 (d)(h)	667,711	563,950
Class B1, 1.5646% 1/25/36 (d)(h)	54,368	11,527
Class M1, 0.6146% 1/25/36 (d)(h)	215,517	120,003
Class M2, 0.6346% 1/25/36 (d)(h)	64,460	33,828
Class M3, 0.6646% 1/25/36 (d)(h)	94,411	48,551
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A: - continued
Class M4, 0.7746% 1/25/36 (d)(h)	$ 49,159	$ 23,815
Class M5, 0.8146% 1/25/36 (d)(h)	49,159	17,347
Class M6, 0.8646% 1/25/36 (d)(h)	52,414	15,719
Series 2006-1:
Class A2, 0.5246% 4/25/36 (d)(h)	104,482	87,056
Class M6, 0.8046% 4/25/36 (d)(h)	35,169	18,503
Series 2006-2A:
Class M1, 0.4746% 7/25/36 (d)(h)	95,685	65,648
Class M2, 0.4946% 7/25/36 (d)(h)	67,438	43,608
Class M3, 0.5146% 7/25/36 (d)(h)	52,962	31,204
Class M4, 0.5846% 7/25/36 (d)(h)	35,661	16,926
Class M5, 0.6346% 7/25/36 (d)(h)	43,782	19,134
Series 2006-3A Class M4, 0.5946% 10/25/36 (d)(h)	57,034	8,636
Series 2006-4A:
Class A2, 0.4346% 12/25/36 (d)(h)	1,554,809	1,126,627
Class M1, 0.4546% 12/25/36 (d)(h)	112,278	62,276
Class M2, 0.4746% 12/25/36 (d)(h)	71,272	19,850
Class M3, 0.5046% 12/25/36 (d)(h)	72,249	15,059
Series 2007-1 Class A2, 0.4346% 3/25/37 (d)(h)	299,066	203,196
Series 2007-2A:
Class A1, 0.4346% 7/25/37 (d)(h)	1,205,742	979,548
Class A2, 0.4846% 7/25/37 (d)(h)	1,129,494	623,218
Class M1, 0.5346% 7/25/37 (d)(h)	378,006	103,888
Class M2, 0.5746% 7/25/37 (d)(h)	145,387	24,808
Class M3, 0.6546% 7/25/37 (d)(h)	145,387	14,625
Class M4, 0.8146% 7/25/37 (d)(h)	416,130	15,031
Class M5, 0.9146% 7/25/37 (d)(h)	4,710	28
Series 2007-3:
Class A2, 0.4546% 7/25/37 (d)(h)	405,554	268,547
Class M1, 0.4746% 7/25/37 (d)(h)	212,236	100,382
Class M2, 0.5046% 7/25/37 (d)(h)	225,154	65,534
Class M3, 0.5346% 7/25/37 (d)(h)	368,644	84,976
Class M4, 0.6646% 7/25/37 (d)(h)	578,111	117,173
Class M5, 0.7646% 7/25/37 (d)(h)	290,209	41,755
Class M6, 0.9646% 7/25/37 (d)(h)	77,700	6,631
Series 2007-4A:
Class M1, 1.1146% 9/25/37 (d)(h)	107,015	12,895
Class M2, 1.2146% 9/25/37 (d)(h)	107,015	8,232
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4166% 3/15/22 (d)(h)	271,000	257,524
Class E, 0.4666% 3/15/22 (d)(h)	1,409,000	1,311,497
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8: - continued
Class F, 0.5166% 3/15/22 (d)(h)	$ 864,000	$ 786,660
Class G, 0.5666% 3/15/22 (d)(h)	222,000	197,734
Class H, 0.7166% 3/15/22 (d)(h)	271,000	235,255
Class J, 0.8666% 3/15/22 (d)(h)	271,000	229,051
Series 2006-T24 Class A4, 5.537% 10/12/41	4,394,000	4,801,908
C-BASS Trust floater Series 2006-SC1 Class A, 0.4346% 5/25/36 (d)(h)	340,265	326,468
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3066% 4/15/22 (d)(h)	103,697	103,494
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	6,500,000	7,082,842
Series 2007-CD4 Class A4, 5.322% 12/11/49	19,459,000	21,308,208
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0166% 4/15/17 (d)(h)	82,454	82,352
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	32,731,000	35,450,226
Series 2007-C3 Class A4, 5.8708% 6/15/39 (h)	20,229,076	22,200,744
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	10,000,000	11,042,180
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3166% 2/15/22 (d)(h)	4,655,000	4,597,609
Class C:
0.3366% 2/15/22 (d)(h)	1,212,000	1,176,445
0.4366% 2/15/22 (d)(h)	433,000	414,174
Class F, 0.4866% 2/15/22 (d)(h)	866,000	825,756
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	22,049,625
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3575% 11/5/21 (d)(h)	4,685,000	4,639,195
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	18,507,000	20,327,515
Series 2006-GG7 Class A4, 6.0184% 7/10/38 (h)	12,429,625	13,577,402
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	3,424,549	3,752,175
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	1,550,000	1,553,248
Class DFX, 4.4065% 11/5/30 (d)	6,956,000	6,965,008
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class D, 0.3966% 11/15/18 (d)(h)	$ 72,288	$ 68,973
Class E, 0.4466% 11/15/18 (d)(h)	108,766	103,616
Class F, 0.4966% 11/15/18 (d)(h)	163,317	155,175
Class G, 0.5266% 11/15/18 (d)(h)	141,898	134,470
Class H, 0.6666% 11/15/18 (d)(h)	108,791	102,008
sequential payer:
Series 2006-CB14 Class A3B, 5.6707% 12/12/44 (h)	75,947	76,253
Series 2006-CB17 Class A4, 5.429% 12/12/43	5,360,000	5,800,780
Series 2006-LDP9 Class A3, 5.336% 5/15/47	4,750,000	5,199,502
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,205,000	13,412,075
Series 2007-CB19 Class A4, 5.8949% 2/12/49 (h)	25,230,000	28,040,062
Series 2007-LD11 Class A4, 6.0023% 6/15/49 (h)	87,242,206	97,029,473
Series 2006-LDP7 Class A4, 6.0562% 4/15/45 (h)	1,360,000	1,484,617
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0517% 7/15/44 (h)	4,440,000	4,971,899
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	7,461,000	8,221,873
Series 2007-C7 Class A3, 5.866% 9/15/45	16,052,053	17,799,399
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5266% 9/15/21 (d)(h)	209,587	209,456
Class H, 0.5666% 9/15/21 (d)(h)	378,549	358,710
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,070,791	1,071,711
Series 2007-C1 Class A4, 6.0474% 6/12/50 (h)	4,610,000	5,106,986
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (h)	2,600,000	2,818,707
Series 2007-5 Class A4, 5.378% 8/12/48	28,275,000	30,789,354
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	11,060,000	12,164,562
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	1,113,000	1,230,879
Series 2007-7 Class B, 5.9278% 6/12/50 (h)	1,365,000	55,269
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.3566% 10/15/20 (d)(h)	434,000	418,884
Class E, 0.4166% 10/15/20 (d)(h)	542,000	520,413
Class F, 0.4666% 10/15/20 (d)(h)	326,000	309,756
Class G, 0.5066% 10/15/20 (d)(h)	402,000	377,949
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater Series 2007-XLFA: - continued
Class H, 0.5966% 10/15/20 (d)(h)	$ 253,000	$ 229,008
Class J, 0.7466% 10/15/20 (d)(h)	146,169	60,685
Series 2006-T23 Class A3, 5.9832% 8/12/41 (h)	2,485,000	2,497,333
Series 2007-HQ12 Class A4, 5.7784% 4/12/49 (h)	4,350,000	4,432,807
Series 2007-IQ14 Class B, 5.9114% 4/15/49 (h)	3,845,000	777,574
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	4,630,000	1,620,500
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.504% 9/15/21 (d)(h)	934,647	931,726
Class G, 0.524% 9/15/21 (d)(h)	1,156,000	1,098,200
Class J, 0.764% 9/15/21 (d)(h)	257,000	218,450
Series 2007-WHL8 Class F, 0.6466% 6/15/20 (d)(h)	1,931,000	1,757,420
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	42,230,182	46,467,651
Series 2007-C31:
Class A4, 5.509% 4/15/47	36,310,000	39,625,829
Class A5, 5.5% 4/15/47	8,260,000	9,129,629
Series 2007-C32 Class A3, 5.9201% 6/15/49 (h)	44,209,000	48,958,298
Series 2007-C33 Class A4, 6.1226% 2/15/51 (h)	35,052,000	38,225,047
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	5,165,935
Series 2007-C31 Class C, 5.8594% 4/15/47 (h)	4,335,000	3,572,660
Series 2007-C31A Class A2, 5.421% 4/15/47	1,049,995	1,051,208
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $672,554,222)		666,344,896
Municipal Securities - 1.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,400,000	1,423,716
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,130,000	1,426,998
7.3% 10/1/39	9,490,000	11,929,879
7.5% 4/1/34	6,765,000	8,631,261
7.6% 11/1/40	24,895,000	32,797,420
7.625% 3/1/40	2,235,000	2,923,089
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,575,000	1,737,272
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$ 16,680,000	$ 15,494,719
Series 2010-1, 6.63% 2/1/35	3,785,000	3,942,683
Series 2010-3:
6.725% 4/1/35	5,945,000	6,249,206
7.35% 7/1/35	1,915,000	2,108,281
Series 2011:
5.665% 3/1/18	2,125,000	2,314,083
5.877% 3/1/19	5,035,000	5,498,321
Series 2013:
1.84% 12/1/16	5,060,000	5,023,011
3.6% 12/1/19	4,360,000	4,330,308
TOTAL MUNICIPAL SECURITIES (Cost $107,877,161)		105,830,247
Foreign Government and Government Agency Obligations - 0.8%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	7,090,000	7,160,900
5.75% 9/26/23 (d)	6,488,000	6,415,010
Brazilian Federative Republic 4.25% 1/7/25	6,820,000	6,496,050
United Mexican States:
4% 10/2/23	15,734,000	15,576,660
4.75% 3/8/44	20,564,000	18,630,984
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $55,084,160)		54,279,604
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $564,808)	556,000	579,126
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $151,325,458)	151,325,458	$ 151,325,458
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $7,186,390,834)		7,163,359,335
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(55,631,157)
NET ASSETS - 100%		$ 7,107,728,178

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500,000	$ (70,470)	$ (335,807)	$ (406,277)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,259,546	(40,974)	(258,119)	(299,093)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	42,219	(558,680)	(516,461)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	42,219	(479,511)	(437,292)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,411,000	(381,184)	54,502	(326,682)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,412,000	(381,270)	143,858	(237,412)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,000,000	(71,172)	(94,889)	(166,061)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	4,412,000	(62,802)	(189,014)	(251,816)
TOTAL BUY PROTECTION						(923,434)	(1,717,660)	(2,641,094)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,660,385	(1,569,025)	0	(1,569,025)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	464,908	(439,328)	0	(439,328)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,328,308	(1,255,224)	0	(1,255,224)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	276,731	(261,505)	0	(261,505)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,505,416	(1,422,587)	0	(1,422,587)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	509,185	(481,169)	0	(481,169)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection - continued
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	$ 841,262	$ (794,975)	$ 0	$ (794,975)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	8,098	(1,250)	0	(1,250)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	173,429	(75,440)	0	(75,440)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	148,373	(49,735)	0	(49,735)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	188,590	(116,919)	0	(116,919)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	175,915	(80,974)	0	(80,974)
TOTAL SELL PROTECTION						(6,548,131)	0	(6,548,131)
TOTAL CREDIT DEFAULT SWAPS						$ (7,471,565)	$ (1,717,660)	$ (9,189,225)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Quarterly Report

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $254,019,390 or 3.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $9,638,941.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $155,976.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,278
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,078,193,808	$ -	$ 2,078,193,808	$ -
U.S. Government and Government Agency Obligations	2,590,586,986	-	2,590,586,986	-
U.S. Government Agency - Mortgage Securities	1,210,380,016	-	1,210,380,016	-
Asset-Backed Securities	18,214,324	-	15,357,351	2,856,973
Collateralized Mortgage Obligations	287,624,870	-	287,431,552	193,318
Commercial Mortgage Securities	666,344,896	-	664,724,396	1,620,500
Municipal Securities	105,830,247	-	105,830,247	-
Foreign Government and Government Agency Obligations	54,279,604	-	54,279,604	-
Bank Notes	579,126	-	579,126	-
Money Market Funds	151,325,458	151,325,458	-	-
Total Investments in Securities:	$ 7,163,359,335	$ 151,325,458	$ 7,007,363,086	$ 4,670,791
Derivative Instruments:
Assets
Swaps	$ 84,438	$ -	$ 84,438	$ -
Liabilities
Swaps	$ (7,556,003)	$ -	$ (7,556,003)	$ -
Total Derivative Instruments:	$ (7,471,565)	$ -	$ (7,471,565)	$ -
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $7,181,044,746. Net unrealized depreciation aggregated $17,685,411, of which $108,127,184 related to appreciated investment securities and $125,812,595 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2014